Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Disclosure Accrued Liabilities [Abstract]
Accrued interest	$ 55,060	$ 48,391
Payroll and employee benefit costs	37,721	48,930
Accrued sales rebates	11,138	15,039
Derivatives	3,909	10,047
Restructuring costs	5,098	10,763
Accrued taxes - other than income	1,478	1,404
Freight and other	4,717	5,108
Accrued liabilities	$ 119,121	$ 139,682